UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23620

John Hancock GA Senior Loan Trust

(Exact name of registrant as specified in charter)

197 Clarendon Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Heidi Knapp

Treasurer

197 Clarendon Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-378-1870

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS

John Hancock GA Senior Loan Trust
Semi-Annual Report
June 30, 2023

John Hancock GA Senior Loan Trust
June 30, 2023

John Hancock GA Senior Loan Trust
Portfolio summary 6-30-23 (unaudited)

Portfolio Composition as of 6-30-23 (% of total investments)
Senior loans	95.5
Short-term investments	4.5
Percentages include unfunded loan commitments.
Top 10 Issuers as of 6-30-23 (% of total investments)
IMA Group Management Company LLC	2.6
Guided Practice Solutions Dental LLC	2.6
LAC Intermediate LLC	2.2
Chemtron Supply LLC	2.2
Chroma Color Corp.	2.2
Health Management Associates, Inc.	2.2
Security Services Acquisition Sub Corp.	2.2
Krayden Holdings, Inc.	2.2
CPC Cirtec Holdings, Inc.	2.2
XpressMyself.com LLC	2.1
TOTAL	22.7
Cash and cash equivalents are not included. Percentages include unfunded loan commitments.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Senior loans (A)(B) 111.4%				$534,460,383
(Cost $540,787,390)
Consumer staples 0.6%				2,823,739
Fresh Holdco, Inc., Term Loan (6 month SOFR + 5.500%)	10.668	01-23-26	2,917,085	2,823,739
Energy 3.1%				14,638,208
Alta Buyer LLC, 2022 Incremental Term Loan (3 month SOFR + 6.000%)	11.239	12-21-27	9,925,000	9,751,313
Andretti Buyer LLC, Revolver (C)	—	06-30-26	897,364	897,364
Andretti Buyer LLC, Term Loan (3 month SOFR + 4.750%)	10.092	06-30-26	3,989,531	3,989,531
Financials 15.4%				74,120,018
GC Waves Holdings, Inc., 2021 Replacing Term Loan (1 month SOFR + 5.500%)	10.702	08-13-26	4,019,543	3,882,879
GC Waves Holdings, Inc., Delayed Draw Term Loan (1 month LIBOR + 5.500%) (C)	10.702	08-13-26	4,962,806	4,794,071
GC Waves Holdings, Inc., Revolver (1 month SOFR + 5.500%) (C)	10.702	08-13-26	867,298	837,810
Insignia Finance Merger Sub LLC, 2023 Incremental Term Loan (3 month SOFR + 5.500%)	10.739	05-04-30	3,079,658	2,987,268
Insignia Finance Merger Sub LLC, Revolver (Prime rate + 4.000% and 1 month SOFR + 6.500%) (C)	11.966	12-23-27	1,673,077	1,622,885
Insignia Finance Merger Sub LLC, Term Loan (1 month SOFR + 5.500%)	10.584	12-23-27	5,497,400	5,332,478
MC Group Ventures Corp., 2021 Delayed Draw Term Loan (1 and 3 month LIBOR + 5.500%) (C)	10.772	06-30-27	2,559,444	2,505,696
MC Group Ventures Corp., 2021 Revolver (C)	—	06-30-27	517,857	506,982
MC Group Ventures Corp., 2021 Term Loan (3 month LIBOR + 5.500%)	10.773	06-30-27	4,060,000	3,974,740
Oakbridge Insurance Agency LLC, 2022 2nd Amendment Delayed Draw Term Loan (1 month SOFR + 5.750%) (C)	10.952	12-31-26	2,360,688	2,254,457
Oakbridge Insurance Agency LLC, 2022 2nd Amendment Term Loan A (1 month SOFR + 5.750%)	10.952	12-31-26	280,927	268,285
Oakbridge Insurance Agency LLC, Revolver (1 month SOFR + 5.750%) (C)	10.952	12-31-26	747,981	714,322
Oakbridge Insurance Agency LLC, Term Loan A (1 month SOFR + 5.750%)	10.952	12-31-26	6,512,061	6,219,018
Omni Intermediate Holdings LLC, 2021 Revolver (C)	—	12-30-25	544,601	521,728
Omni Intermediate Holdings LLC, 2021 Term Loan (3 month LIBOR + 5.000%)	10.538	12-30-26	6,594,055	6,317,105
Omni Intermediate Holdings LLC, 2022 Delayed Draw Term Loan Tranche 4 (C)	—	12-30-26	380,769	364,777
Omni Intermediate Holdings LLC, 2022 Term Loan (3 month SOFR + 5.000%)	10.242	12-30-26	2,342,943	2,244,540
Simplicity Financial Marketing Holdings, Inc., Delayed Draw Term Loan (3 month LIBOR + 6.000% and 3 month SOFR + 6.000%) (C)	11.489	12-02-26	3,640,483	3,509,425
Simplicity Financial Marketing Holdings, Inc., Revolver (C)	—	12-02-26	460,903	444,310
Simplicity Financial Marketing Holdings, Inc., Term Loan (3 month SOFR + 6.000% and 3 month SOFR + 6.290%)	11.625	12-02-26	5,725,000	5,518,900
Steward Partners Global Advisory LLC, Delayed Draw Term Loan (3 month SOFR + 5.250%) (C)	10.466	10-03-29	4,285,714	4,187,143
Steward Partners Global Advisory LLC, Revolver (C)	—	10-03-27	1,428,571	1,395,714
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Steward Partners Global Advisory LLC, Term Loan (3 month SOFR + 5.250%)	10.324	10-03-29	4,253,571	$4,155,739
World Insurance Associates LLC, 2020 Revolver (C)	—	04-01-26	541,045	523,731
World Insurance Associates LLC, 2021 Delayed Draw Term Loan Tranche 4 (3 month SOFR + 5.750%)	10.992	04-01-26	4,784,188	4,631,094
World Insurance Associates LLC, 2021 Term Loan (3 month SOFR + 5.750%)	10.992	04-01-26	1,800,538	1,742,921
World Insurance Associates LLC, 2022 Tranche 7 Delayed Draw Term Loan (3 month SOFR + 5.750%)	10.965	04-01-26	2,750,000	2,662,000
Health care 16.9%				80,967,551
Avante Health Solutions, Delayed Draw Term Loan (C)	—	07-15-27	458,861	384,984
Avante Health Solutions, Revolver (3 month LIBOR + 4.750%) (C)	9.859	07-15-27	573,576	481,230
Avante Health Solutions, Term Loan (3 month LIBOR + 4.750%)	9.945	07-15-27	3,767,261	3,160,732
BrightView LLC, Delayed Draw Term Loan (1 month SOFR + 6.000%) (C)	11.217	04-12-24	1,569,940	1,532,262
BrightView LLC, Revolver (1 month SOFR + 6.000%) (C)	11.217	12-14-26	315,217	307,652
BrightView LLC, Term Loan (1 month SOFR + 6.000%)	11.217	12-14-26	5,278,114	5,151,439
CPC Cirtec Holdings, Inc., 2023 USD Term Loan (3 month SOFR + 6.250%)	11.492	01-30-29	12,468,750	12,057,278
Guided Practice Solutions Dental LLC, 3rd Amendment Delayed Draw Term Loan (1 month SOFR + 6.000%)	11.215	11-24-29	4,933,086	4,785,093
Guided Practice Solutions Dental LLC, Delayed Draw Term Loan (1 month SOFR + 6.000%)	11.211	11-24-29	3,893,553	3,776,747
Guided Practice Solutions Dental LLC, Term Loan (3 month SOFR + 6.000%)	11.217	11-24-29	6,135,116	5,951,062
Health Management Associates, Inc., 2023 Delayed Draw Term Loan (1 month SOFR + 6.500%) (C)	11.736	03-30-29	1,778,094	1,731,863
Health Management Associates, Inc., 2023 Revolver (C)	—	03-30-29	711,238	692,745
Health Management Associates, Inc., 2023 Term Loan A (1 month SOFR + 6.500%)	12.736	03-30-29	10,010,669	9,750,391
MB2 Dental Solutions LLC, 2021 Delayed Draw Term Loan (1 month SOFR + 6.000%)	11.202	01-29-27	1,879,488	1,834,381
MB2 Dental Solutions LLC, 2021 Term Loan (1 month SOFR + 6.000%)	11.202	01-29-27	5,212,540	5,087,439
Pediatric Home Respiratory Services LLC, 2022 Incremental Delayed Draw Term Loan (Prime rate + 5.250% and 1 month SOFR + 6.250%) (C)	12.527	08-19-27	2,302,476	2,270,242
Pediatric Home Respiratory Services LLC, Delayed Draw Term Loan (Prime rate + 4.750% and 1 month SOFR + 6.250%) (C)	11.783	12-04-24	2,675,960	2,638,496
Premier Imaging LLC, 2021 4th Amendment Delayed Draw Term Loan (1 month SOFR + 6.000%) (C)	11.217	01-02-25	4,821,714	4,731,548
Premier Imaging LLC, 2021 4th Amendment Term Loan (1 month SOFR + 6.000%)	11.217	01-02-25	5,080,699	4,985,690
Therapeutic Research Center LLC, Revolver (C)	—	03-21-25	303,131	297,675
Therapeutic Research Center LLC, Term Loan (3 month SOFR + 5.250%)	10.642	03-21-26	9,530,145	9,358,602
Industrials 50.2%				240,684,351
AIDC Intermediate LLC, Term Loan (3 month SOFR + 6.400%)	11.471	07-22-27	9,950,000	9,701,250
Apex Service Partners LLC, 2019 Term Loan (3 month LIBOR + 5.250%)	10.522	07-31-25	4,861,416	4,754,465
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Apex Service Partners LLC, 2020 First Lien Delayed Draw Term Loan (Prime rate + 4.500%)	12.750	07-31-25	449,783	$439,887
Apex Service Partners LLC, 2020 Term Loan (3 month LIBOR + 5.500%)	11.038	07-31-25	1,701,281	1,663,853
Apex Service Partners LLC, 2022 15th Amendment Incremental Delayed Draw Term Loan A (3 month SOFR + 5.250%)	10.640	07-31-25	1,388,961	1,358,403
Apex Service Partners LLC, 2022 15th Amendment Incremental Term Loan A (3 month SOFR + 5.250%)	10.664	07-31-25	1,388,961	1,358,403
BlueHalo Financing Holdings LLC, Revolver (3 month SOFR + 6.500%) (C)	11.826	10-31-25	1,403,226	1,377,266
BlueHalo Financing Holdings LLC, Term Loan A (3 month SOFR + 6.000% and 3 month SOFR + 6.500%)	11.588	10-31-25	6,847,620	6,720,939
Capital Construction LLC, Delayed Draw Term Loan (3 month SOFR + 6.250%)	11.488	10-22-26	5,274,725	5,156,044
Capital Construction LLC, Revolver (1 month SOFR + 6.250%) (C)	11.400	10-22-26	824,176	805,632
Capital Construction LLC, Term Loan (1 month SOFR + 6.250%)	11.510	10-22-26	3,891,346	3,803,791
CLS Management Services, Inc., Delayed Draw Term Loan (1 month SOFR + 4.500%) (C)	9.702	05-31-27	2,132,353	2,121,691
CLS Management Services, Inc., Revolver (C)	—	05-31-27	1,279,412	1,273,015
CLS Management Services, Inc., Term Loan (3 month LIBOR + 4.500%)	9.719	05-31-27	3,761,471	3,742,663
FusionSite Services LLC, Delayed Draw Term Loan (3 month SOFR + 5.500%, 3 month SOFR + 5.650% and 1 week SOFR + 5.650%) (C)	10.472	04-22-27	9,226,205	9,152,395
FusionSite Services LLC, Revolver (C)	—	04-22-27	530,303	526,061
FusionSite Services LLC, Term Loan (3 month SOFR + 5.650%)	10.540	04-22-27	209,937	208,257
Gannet Fleming, Inc., Revolver (C)	—	12-20-28	1,363,636	1,338,818
Gannet Fleming, Inc., Term Loan (3 month SOFR + 6.500%)	11.842	12-16-29	8,593,182	8,436,786
Genuine Cable Group LLC, 2022 3rd Amendment Incremental Term Loan (1 month SOFR + 5.750%)	10.702	11-02-26	9,925,000	9,627,250
GSM Acquisition Corp., Delayed Draw Term Loan (3 month SOFR + 5.000%)	10.503	11-16-26	896,105	863,845
GSM Acquisition Corp., Revolver (C)	—	11-16-26	825,949	792,085
GSM Acquisition Corp., Term Loan (3 month SOFR + 5.000%)	10.503	11-16-26	7,742,380	7,424,942
IMA Group Management Company LLC, 2023 Revolver (C)	—	06-30-28	821,018	798,440
IMA Group Management Company LLC, 2023 Term Loan (6 month SOFR + 6.250%)	11.418	06-30-28	10,073,892	9,796,860
IMA Group Management Company LLC, Delayed Draw Term Loan (C)	—	06-30-28	4,105,090	3,992,200
LAC Intermediate LLC, 2022 Delayed Draw Term Loan (3 month SOFR + 6.250%)	11.437	02-28-27	997,500	983,535
LAC Intermediate LLC, 2022 Revolver (C)	—	02-28-27	500,000	493,000
LAC Intermediate LLC, 2022 Term Loan (1 and 3 month SOFR + 6.250%)	11.466	02-28-27	10,945,000	10,791,772
Luv Car Wash Group LLC, 2021 Delayed Draw Term Loan A (1 month SOFR + 7.150%)	12.040	12-09-26	1,917,726	1,856,359
Luv Car Wash Group LLC, 2021 Delayed Draw Term Loan B (1 month SOFR + 7.150%)	12.040	12-09-26	1,551,869	1,502,209
Luv Car Wash Group LLC, 2022 Delayed Draw Term Loan C (1 month SOFR + 7.150%) (C)	12.040	12-09-26	6,448,142	6,241,801
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
M+D Midco, Inc., Delayed Draw Term Loan (3 month SOFR + 5.500%) (C)	10.914	08-31-28	2,292,982	$2,260,880
M+D Midco, Inc., Revolver (C)	—	08-31-28	1,146,789	1,130,734
M+D Midco, Inc., Term Loan (3 month SOFR + 5.500%)	10.914	08-31-28	6,510,436	6,419,290
Management Consulting & Research LLC, 2022 Delayed Draw Term Loan (3 month SOFR + 5.750%) (C)	11.237	10-29-27	2,743,813	2,683,449
Management Consulting & Research LLC, Revolver (3 month LIBOR + 5.750% and 3 month LIBOR + 6.000%) (C)	11.046	08-16-27	909,498	889,489
Management Consulting & Research LLC, Term Loan (3 month SOFR + 5.750%)	11.237	08-16-27	6,245,394	6,107,996
MWD Management LLC, Delayed Draw Term Loan (3 month SOFR + 5.000%)	10.437	06-15-27	3,980,000	3,892,440
MWD Management LLC, Revolver (3 month SOFR + 5.000%) (C)	10.437	06-15-27	1,000,000	978,000
MWD Management LLC, Term Loan (3 month SOFR + 5.000%)	10.437	06-15-27	4,962,500	4,853,325
OIS Management Services LLC, 2022 1st Lien Delayed Draw Term Loan (3 month SOFR + 5.750%) (C)	11.000	11-16-28	2,561,769	2,554,084
OIS Management Services LLC, 2022 1st Lien Revolver (C)	—	11-16-28	769,231	766,923
OIS Management Services LLC, 2022 Term Loan (3 month SOFR + 5.750%)	11.092	11-16-28	6,650,000	6,630,050
Orion Group Holdco LLC, 2022 1st Amendment Term Loan (3 month SOFR + 6.500%)	12.003	12-07-29	512,050	490,032
Orion Group Holdco LLC, 2022 First A&R Amendment Incremental Delayed Draw Term Loan (3 month SOFR + 6.500%) (C)	12.002	03-19-27	2,286,667	2,188,340
Orion Group HoldCo LLC, Delayed Draw Term Loan (3 month SOFR + 5.500%)	11.503	03-19-27	3,302,442	3,160,437
Orion Group HoldCo LLC, Revolver (3 month SOFR + 6.000%) (C)	11.467	03-19-27	671,296	642,431
Orion Group HoldCo LLC, Term Loan (3 month SOFR + 6.000%)	11.503	03-19-27	3,173,889	3,037,412
Paint Intermediate III LLC, 2022 USD Revolver (3 month SOFR + 5.750%) (C)	10.936	10-07-27	990,991	975,135
Paint Intermediate III LLC, 2022 USD Term Loan B1 (1 month SOFR + 5.750%)	10.952	10-06-28	8,963,964	8,820,541
PVI Holdings, Inc., Term Loan (3 month SOFR + 5.940%)	10.918	09-30-27	9,925,000	9,835,675
Security Services Acquisition Sub Corp., 2023 6th Amendment Term Loan A (1 month SOFR + 6.000%)	11.202	01-19-30	2,041,367	1,988,291
Security Services Acquisition Sub Corp., 2023 7th Amendment Delayed Draw Term Loan (1 month SOFR + 6.000%)	11.202	01-19-30	1,094,318	1,065,866
Security Services Acquisition Sub Corp., 2023 8th Amendment Delayed Draw Term Loan (C)	—	01-19-30	7,142,857	6,957,143
Security Services Acquisition Sub Corp., 2023 Additional Term Loan A (1 month SOFR + 6.000%)	11.202	01-19-30	474,699	462,357
Security Services Acquisition Sub Corp., 2023 Delay Draw Term Loan (1 month SOFR + 6.000%)	11.202	01-19-30	564,811	550,126
Security Services Acquisition Sub Corp., 2023 Fifth Amendment Delayed Draw Term Loan (1 month SOFR + 6.000%)	11.202	01-19-30	480,687	468,189
Security Services Acquisition Sub Corp., 2023 Fifth Amendment Term Loan A (1 month SOFR + 6.000%)	11.202	01-19-30	674,178	656,649
Southern Orthodontic Partners Management LLC, 4th Amendment Delayed Draw Term Loan (3 month SOFR + 6.000%) (C)	11.504	01-27-26	9,964,625	9,775,297
The S2 HR Group LLC, Revolver (1 month SOFR + 5.000%) (C)	10.202	05-30-25	2,972,022	2,930,413
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
The S2 HR Group LLC, Term Loan (1 month SOFR + 5.000%)	10.202	05-30-25	6,761,266	$6,666,608
WWEC Holdings II Corp., Delayed Draw Term Loan (C)	—	09-30-24	1,552,795	1,524,845
WWEC Holdings II Corp., Revolver (1 month SOFR + 6.000%) (C)	11.162	10-03-27	1,242,236	1,219,876
WWEC Holdings II Corp., Term Loan (3 month SOFR + 6.000%)	11.242	10-03-29	7,150,932	7,022,215
XpressMyself.com LLC, 2023 Incremental Term Loan (3 month SOFR + 5.750%)	11.088	09-07-28	2,500,000	2,407,500
XpressMyself.com LLC, Revolver (C)	—	09-07-28	1,470,588	1,416,176
XpressMyself.com LLC, Term Loan (3 month SOFR + 4.750%)	10.103	09-07-28	8,465,441	8,152,220
Information technology 5.4%				26,082,359
Drilling Info, Inc., 2018 Term Loan (1 month SOFR + 4.250%)	9.452	07-30-25	4,859,824	4,801,506
MRI Software LLC, 2020 Revolver (C)	—	02-10-26	318,037	312,312
MRI Software LLC, 2020 Term Loan B (3 month SOFR + 5.500%)	10.842	02-10-26	4,553,761	4,471,793
Nxgen Buyer, Inc., 2021 Term Loan (1 month SOFR + 5.000%)	10.202	10-31-25	2,216,250	2,136,465
Nxgen Buyer, Inc., Term Loan (1 month SOFR + 4.750%)	9.952	10-31-25	4,861,461	4,686,448
Trimech Acquisition Corp., Revolver (Prime rate + 3.750%) (C)	12.000	03-10-28	1,315,789	1,286,842
Trimech Acquisition Corp., Term Loan (3 month SOFR + 4.750%)	10.142	03-10-28	8,575,658	8,386,993
Materials 17.8%				85,397,991
Chemtron Supply LLC, Delayed Draw Term Loan (C)	—	03-03-30	4,166,667	4,070,833
Chemtron Supply LLC, Revolver (C)	—	03-03-28	2,083,333	2,035,417
Chemtron Supply LLC, Term Loan (3 month SOFR + 6.000%)	11.242	03-03-30	6,233,490	6,090,119
Chroma Color Corp., Delayed Draw Term Loan (C)	—	04-23-29	2,083,333	2,029,167
Chroma Color Corp., Revolver (C)	—	04-21-29	833,333	811,667
Chroma Color Corp., Term Loan (3 month SOFR + 6.000%)	11.056	04-23-29	9,583,333	9,334,167
Comar Holding Company LLC, 2018 Term Loan (3 month SOFR + 5.750%)	10.701	06-18-24	1,709,695	1,618,055
Comar Holding Company LLC, 2nd Amendment Delayed Draw Term Loan (3 month SOFR + 6.250%)	11.201	06-18-24	726,832	687,874
Comar Holding Company LLC, Delayed Draw Term Loan (3 month SOFR + 5.750%)	10.701	06-18-24	604,707	572,294
Comar Holding Company LLC, First Amendment Term Loan (3 month SOFR + 5.750%)	10.701	06-18-24	1,558,766	1,475,216
Comar Holding Company LLC, Revolver (3 month SOFR + 5.750%)	10.701	06-18-24	276,184	261,380
DCG Acquisition Corp., Second Lien Term Loan (1 month SOFR + 8.500%)	13.584	09-30-27	5,000,000	4,890,000
I.D. Images Acquisition LLC, Incremental Term Loan 5 (1 month SOFR + 6.350%)	11.452	11-30-29	9,925,000	9,805,900
Krayden Holdings, Inc., Delayed Draw Term Loan A (C)	—	03-01-29	1,484,375	1,439,844
Krayden Holdings, Inc., Delayed Draw Term Loan B (C)	—	03-01-29	1,484,375	1,439,844
Krayden Holdings, Inc., Revolver (C)	—	03-01-29	1,562,500	1,515,625
Krayden Holdings, Inc., Term Loan A (1 month SOFR + 6.000%)	11.084	03-01-29	7,948,828	7,710,363
Polymer Solutions Group LLC, 2019 Revolver (C)	—	11-26-25	463,768	430,377
Polymer Solutions Group LLC, 2019 Term Loan (3 month SOFR + 4.750%)	9.615	11-26-26	1,864,734	1,823,710
Roofing Buyer LLC, Delayed Draw Term Loan (3 month SOFR + 6.000% and 3 month SOFR + 7.000%)	12.477	12-08-26	9,510,543	9,291,801
Tilley Chemical Company, Inc., Delayed Draw Term Loan (3 month SOFR + 6.000%)	11.392	12-31-26	1,468,590	1,381,943
Tilley Chemical Company, Inc., Revolver (C)	—	12-31-26	1,433,761	1,349,169
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Portfolio of investments 6-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Tilley Chemical Company, Inc., Term Loan A (3 month SOFR + 6.000%)	11.392	12-31-26	6,756,578	$6,357,940
Walnut Parent, Inc., 2022 2nd Amendment Incremental Term Loan (1 month SOFR + 5.500%)	10.702	11-09-27	2,597,635	2,420,996
Walnut Parent, Inc., Term Loan (1 month SOFR + 5.500%)	10.702	11-09-27	7,032,500	6,554,290
Real estate 2.0%				9,746,166
Bandon Purchaser LLC, Delayed Draw Term Loan (3 month SOFR + 6.000%) (C)	11.314	07-27-28	2,621,117	2,568,695
Bandon Purchaser LLC, Revolver (3 month SOFR + 6.000%) (C)	11.284	07-27-28	524,934	514,436
Bandon Purchaser LLC, Term Loan (3 month SOFR + 6.000%)	11.195	07-27-28	6,799,016	6,663,035

	Yield (%)	Shares	Value

Short-term investments 5.2%			$24,933,448
(Cost $24,933,448)
Short-term funds 5.2%			24,933,448
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.0063(D)	24,933,448	24,933,448

Total investments (Cost $565,720,838) 116.6%	$559,393,831
Less unfunded loan commitments (17.5%)	(83,990,857)
Net investments (Cost $481,729,981) 99.1%	$475,402,974
Other assets and liabilities, net 0.9%	4,497,907
Total net assets 100.0%	$479,900,881

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(B)	Senior loans are variable rate obligations which generally pay interest rates that are periodically redetermined by reference to a base lending rate and spread, which are both subject to change. The rate shown represents the rate at period end.
(C)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread of the funded portion, if any. See Note 2 for more information.
(D)	The rate shown is the annualized seven-day yield as of 6-30-23.
At 6-30-23, the aggregate cost of investments for federal income tax purposes was $481,729,981. Net unrealized depreciation aggregated to $6,327,007, of which $880,367 related to gross unrealized appreciation and $7,207,374 related to gross unrealized depreciation.
The accompanying notes are an integral part of the financial statements.

Financial statements
John Hancock GA Senior Loan Trust
Statement of assets and liabilities 6-30-23 (unaudited)

Assets
Unaffiliated investments, at value (Cost $481,729,981)	$475,402,974
Interest receivable	2,815,356
Receivable for fund shares issued	15,000,000
Other assets	16,207
Total assets	493,234,537
Liabilities
Due to custodian	373,089
Distributions payable	11,034,498
Payable for investments purchased	124,568
Payable to affiliates
Investment management fees	648,562
Performance fees	831,800
Accounting and legal services fees	36,708
Other liabilities and accrued expenses	284,431
Total liabilities	13,333,656
Net assets	$479,900,881
Net assets consist of
Paid-in capital	$482,684,421
Total distributable earnings	(2,783,540)
Net assets	$479,900,881
Net asset value per share
Based on 29,930,171 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$16.03
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Statement of operations for the six months ended 6-30-23(unaudited)

Investment income
Interest	$24,961,285
Expenses
Investment management fees	1,247,835
Performance fees	2,212,487
Accounting and legal services fees	93,643
Transfer agent fees	18,577
Trustees' fees	64,170
Custodian fees	126,658
Professional fees	82,234
Other	49,479
Total expenses	3,895,083
Net investment income	21,066,202
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	834,112
834,112
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,987,932)
(1,987,932)
Net realized and unrealized loss	(1,153,820)
Increase in net assets from operations	$19,912,382
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Statements of changes in net assets

	Six months ended 6-30-23 (unaudited)	Year ended 12-31-22
Increase (decrease) in net assets
From operations
Net investment income	$21,066,202	$20,288,957
Net realized gain	834,112	641,455
Change in net unrealized appreciation (depreciation)	(1,987,932)	(6,555,082)
Increase in net assets resulting from operations	19,912,382	14,375,330
Distributions to shareholders
From net investment income and net realized gain	(16,927,813)	(18,091,362)
Total distributions	(16,927,813)	(18,091,362)
Fund share transactions
Fund shares issued	60,000,000	202,000,000
Total increase	62,984,569	198,283,968
Net assets
Beginning of period	416,916,312	218,632,344
End of period	$479,900,881	$416,916,312
Share activity
Shares outstanding
Beginning of period	26,205,332	13,524,791
Shares issued	3,724,839	12,680,541
End of period	29,930,171	26,205,332
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Statement of cash flows for the six months ended 6-30-23 (unaudited)

Cash flows from operating activities
Net increase in net assets from operations	$19,912,382
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(120,932,224)
Long-term investments sold	50,068,011
Net purchases and sales in short-term investments	3,928,757
Net amortization of premium (discount)	(769,714)
(Increase) Decrease in assets:
Interest receivable	(27,868)
Receivable for investments sold	55,435
Other assets	(16,207)
Increase (Decrease) in liabilities:
Payable for investments purchased	124,568
Payable to affiliates	(401,295)
Other liabilities and accrued expenses	(182,045)
Net change in unrealized (appreciation) depreciation on:
Unaffiliated investments	1,987,932
Net realized (gain) loss on:
Unaffiliated investments	(834,112)
Net cash used in operating activities	$(47,086,380)
Cash flows provided by (used in) financing activities
Distributions to shareholders	$(12,898,262)
Increase (Decrease) in due to custodian	373,089
Fund shares issued	45,000,000
Net cash flows provided by financing activities	$32,474,827
Net decrease in cash	$(14,611,553)
Cash at beginning of period	$14,611,553
Cash at end of period	$—
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Financial highlights

Period ended	6-30-23[1]	12-31-22	12-31-21	12-31-20[2]
Per share operating performance
Net asset value, beginning of period	$15.91	$16.17	$20.18	$20.00
Net investment income[3]	0.75	1.09	0.79	0.06
Net realized and unrealized gain (loss) on investments	(0.04)	(0.48)	0.13	0.22
Total from investment operations	0.71	0.61	0.92	0.28
Less distributions
From net investment income	(0.59)	(0.86)	(1.15)	(0.10)
From net realized gain	—	(0.01)	(0.04)	—
From tax return of capital	—	—	(3.74)	—
Total distributions	(0.59)	(0.87)	(4.93)	(0.10)
Net asset value, end of period	$16.03	$15.91	$16.17	$20.18
Total return (%)	4.53[4]	3.97	5.15	1.40[4]
Ratios and supplemental data
Net assets, end of period (in millions)	$480	$417	$219	$190
Ratios (as a percentage of average net assets):
Expenses	1.72[5,6]	1.34[6]	1.54[6]	1.69[6,7]
Net investment income	9.29[5]	6.83	4.32	3.44[7]
Portfolio turnover (%)	12	23	37	6

[1]	Six months ended 6-30-23. Unaudited.
[2]	Period from 11-3-20 (commencement of operations) to 12-31-20.
[3]	Based on average daily shares outstanding.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes performance fees expense of 0.98% (annualized), 0.45%, 0.50% and 0.10% (unannualized) for the periods ended 6-30-23, 12-31-22, 12-31-21 and 12-31-20, respectively.
[7]	Annualized. Certain expenses are presented unannualized.
The accompanying notes are an integral part of the financial statements.

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-23 (unaudited)

1. Organization
John Hancock GA Senior Loan Trust (the fund) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a closed-end, non-diversified management investment company. The investment objective of the fund is to generate current income.
The fund is only offered to “accredited investors” within the meaning of Regulation D under the Securities Act of 1933 (the 1933 Act), non-U.S. investors within the meaning of Regulation S under the 1933 Act, and other investors eligible to invest in a private placement.
2. Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. The Advisor, assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the Advisor’s valuation policy using valuation obtained from independent valuation firms and/or proprietary models.
Valuation techniques include discounted cash flow models, comparison with similar instruments for which  observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized US GAAP valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-23 (unaudited)

inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2023 by major security category or type:
	Total value at 6-30-23	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Senior loans (less unfunded loan commitments)	$450,469,526	—	—	$450,469,526
Short-term investments	24,933,448	$24,933,448	—	—
Total investments in securities	$475,402,974	$24,933,448	—	$450,469,526
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Senior loans
Balance as of 12-31-22	$379,989,419
Purchases	120,932,223
Sales	(50,068,011)
Realized gain (loss)	834,112
Net amortization of (premium) discount	769,715
Change in unrealized appreciation (depreciation)	(1,987,932)
Balance as of 6-30-23	$450,469,526
Change in unrealized appreciation (depreciation) at period end*	$(1,792,710)
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-23 (unaudited)

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 6-30-23	Valuation Technique	Significant Unobservable Inputs	Input/ Range*	Input weighted average*
Senior Loans	$435,956,624	Discounted cash flow	Discount rate	9.30% - 16.05%	11.34%
	14,512,902	Recent transaction	Transaction price	$97.00 - $97.25	$97.10
Total	$450,469,526
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of June 30, 2023 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
Senior loans. The fund invests in senior loans. Senior loans include first and second lien term loans, delayed draw term loans, and revolving credit facilities. The fund will only invest in loans and commitments that are determined to be below investment-grade. The fund’s investment policies are based on credit quality at the time of purchase. Credit quality is determined by the Advisor. The fund may invest in loans with a maturity of up to nine years from the closing date of the loan. The Advisor typically expects to employ a buy-and-hold strategy. The fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions. The fund may invest in loans secured by substantially all of the assets of the borrower and the other loan parties, subject to customary exceptions, including a pledge of the equity of the borrower and its subsidiaries.
The fund may be subject to greater levels of credit risk, call (or “prepayment”) risk, settlement risk and liquidity risk than funds that do not invest in senior loans. Senior loans are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments, and may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these instruments and reduce the fund’s ability to sell these instruments at an advantageous time or price. An economic downturn would generally lead to a higher non-payment rate and a senior loan may lose significant value before a default occurs. The fund may also be subject to greater levels of liquidity risk than funds that do not invest in senior loans. In addition, the senior loans in which the fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Consequently, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-23 (unaudited)

senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. These factors may result in the fund being unable to realize full value for the senior loans and/or may result in the fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the fund. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its rights with respect to a senior loan. Because of the risks involved in investing in senior loans, an investment in the fund should be considered speculative. Junior loans, which are secured and unsecured subordinated loans, second lien loans and subordinate bridge loans, involve a higher degree of overall risk than senior loans of the same borrower due to the junior loan’s lower place in the borrower’s capital structure and, in some cases, their unsecured status.
The fund may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a bank or other lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender. Unfunded loan commitments are marked to market in accordance with the fund’s valuation policies. Any related unrealized appreciation (depreciation) on unfunded commitments is included in unaffiliated investments, at value in the Statement of assets and liabilities and change in net unrealized appreciation (depreciation) in the Statement of operations. As of June 30, 2023, the fund had the following unfunded commitments outstanding.
Unfunded Term Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Andretti Buyer LLC	—	$897,364	—
Avante Health Solutions	$458,861	344,146	$(129,285)
Bandon Purchaser LLC	1,775,853	207,874	(39,674)
BlueHalo Financing Holdings LLC	—	994,915	(18,406)
BrightView LLC	866,848	220,652	(26,100)
Capital Construction LLC	—	494,506	(11,127)
Chemtron Supply LLC	4,166,667	2,083,333	(143,750)
Chroma Color Corp.	2,083,333	833,333	(75,832)
CLS Management Services, Inc.	1,663,235	1,279,412	(14,713)
FusionSite Services LLC	1,504,702	530,303	(16,279)
Gannet Fleming, Inc.	—	1,363,636	(24,818)
GC Waves Holdings, Inc.	130,000	650,473	(26,536)
GSM Acquisition Corp.	—	825,949	(33,864)
Health Management Associates, Inc.	1,209,104	711,238	(49,930)
IMA Group Management Company LLC	4,105,090	821,018	(135,468)
Insignia Finance Merger SUB LLC	—	1,132,115	(33,963)
Krayden Holdings, Inc.	2,968,750	1,562,500	(135,937)

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-23 (unaudited)

Unfunded Term Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
LAC Intermediate LLC	—	500,000	(7,000)
LUV Car Wash Group LLC	2,743,243	—	(87,784)
M&D Midco, Inc.	2,055,046	1,146,789	(44,826)
Management Consulting & Research LLC	1,925,000	519,713	(53,783)
MC Group Ventures Corp.	410,402	517,857	(19,494)
MRI Software LLC	—	318,037	(5,725)
MWD Management LLC	—	533,333	(11,733)
Oakbridge Insurance Agency LLC	1,738,379	426,349	(97,413)
OIS Management Services LLC	1,630,769	769,231	(7,200)
Omni Intermediate Holdings LLC	380,769	544,601	(38,865)
Orion Group HoldCo LLC	1,320,667	95,660	(60,903)
Paint Intermediate III LLC	—	911,712	(14,588)
Pediatric Home Respiratory Services LLC	1,827,717	—	(25,589)
Polymer Solutions Group LLC	—	463,768	(33,391)
Premier Imaging LLC	3,444,260	—	(64,408)
Security Services Acquisition Sub Corp.	7,142,857	—	(185,714)
Simplicity Financial Marketing Holdings, Inc.	588,636	460,903	(37,784)
Southern Orthodontic Partners Management LLC	1,562,500	—	(29,687)
Steward Partners Global Advisory LLC	3,571,429	1,428,571	(115,000)
The S2 HR Group LLC	—	2,377,617	(33,286)
Therapeutic Research Center LLC	—	303,131	(5,456)
Tilley Chemical Company, Inc.	—	1,433,761	(84,592)
Trimech Acquisition Corp.	—	578,947	(12,736)
World Insurance Associates LLC	—	541,045	(17,314)
WWEC Holdings II Corp.	1,552,795	869,565	(43,602)
XpressMyself.com LLC	—	1,470,588	(54,412)
Total	$52,826,912	$31,163,945	$(2,107,967)
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-23 (unaudited)

Line of credit. The fund has entered into a revolving promissory note agreement with John Hancock Funding Company, LLC (“JH Funding”) and a Line of Credit agreement with John Hancock Life Insurance Company (“JHUSA”). The aggregate outstanding borrowings under the agreements with JHUSA and JH Funding for the fund will not exceed $50 million. Any borrowings will be first drawn from JHUSA subject to certain conditions as specified in the agreement; otherwise, the borrowings will be drawn from JH Funding. There were no upfront fees or commitment fees paid by the fund in connection with these line of credit agreements. The borrowings under these agreements are designed to be short-term to satisfy intermittent delayed draws and will not be used to originate new loans or for investment leverage.
Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Statement of cash flows. A Statement of cash flows is presented when a certain percentage of the fund’s investments is classified as Level 3 in the fair value hierarchy. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends at least quarterly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to organizational cost and distributions payable.
3. Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
4. Fees and transactions with affiliates

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-23 (unaudited)

Manulife Investment Management Private Markets (US) LLC (the Advisor) serves as investment advisor for the fund. The fund does not have a principal underwriter. The fund has entered into a Placement Agency Agreement with John Hancock Investment Management Distributors, LLC (the Distributor), an affiliate of the Advisor, to offer to sell shares of the fund. The Advisor and Distributor are wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to April 20, 2023, the fund had a Placement Agency Agreement with John Hancock Distributors, LLC.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays an annual fee rate of 0.55% of the fund's average net assets.
Performance fee. The fund has an agreement with the Advisor under which the fund pays a performance fee at annual rate of 10% of the fund’s net profits, if any, over the high water mark (as defined below) provided that the performance fee shall be due only if (and, to the extent necessary, shall be reduced by an amount so that), after deducting such performance fee the fund’s net profits as of the end of the applicable quarter will at least equal a defined preferred return (as defined below). For the purposes of calculating the performance fee, net profits will be determined by taking into account net realized gain or loss (including realized gain that has been distributed to shareholders during a fiscal quarter and net of fund expenses, including the management fee) and the net change in unrealized appreciation or depreciation of securities positions, as well as dividends, interest and other income. No performance fee will be payable for any fiscal quarter unless losses and depreciation from prior fiscal quarters (the “cumulative loss”) have been recovered by the fund, which is referred to as a “high water mark” calculation. The cumulative loss to be recovered before payment of performance fees will be reduced in the event of withdrawals by shareholders. The Advisor is under no obligation to repay any performance fees previously paid by the fund. Thus, the payment of performance fee for a fiscal quarter will not be reversed by the subsequent decline of the fund’s net asset value in any subsequent fiscal quarter.
The preferred return as of the end of the applicable fiscal quarter is an amount equal to (a) 1.25% (the “preferred return rate”) multiplied by (b) the fund’s net asset value as of the beginning of the fiscal quarter, adjusted to reflect additions to the fund’s net asset value resulting from new share purchases during the fiscal quarter and reductions to the fund resulting from withdrawals by, or distributions to, shareholders during the fiscal quarter (the “preferred return base”). The performance fee will not be payable for any fiscal quarter unless losses and depreciation from prior fiscal quarters have been recovered by the fund. The performance fee is accrued monthly and paid quarterly.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended June 30, 2023 amounted to an annual rate of 0.04% of the fund’s average net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Advisor and its affiliates.  The fund is permitted to co-invest with affiliates if certain conditions are met. For example, the Advisor makes an independent determination of the appropriateness of the investment for the fund. Also, a “required majority” (as defined in the 1940 Act) of the fund’s independent trustees make certain conclusions in connection with a co-investment transaction as set forth in the order, including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and shareholders and do not involve overreaching by the fund or shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-23 (unaudited)

fund’s investment objective and strategies. During the period ended June 30, 2023, commitments entered into by the fund pursuant to the exemptive order amounted to $129,236,768, including unfunded commitments of $27,687,224.
5. Fund share transactions
Affiliates of the fund owned 100% of shares of the fund on June 30, 2023.
6. Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $120,932,224 and $50,068,011, respectively, for the period ended June 30, 2023.
7. LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and ceased publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023 on a representative basis. The 1-, 3- and 6-month USD LIBOR maturities will continue to be published based on a synthetic methodology through September 30, 2024 and are permitted to be used in all legacy contracts except cleared derivatives. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ([1]SOFR[1]), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
7. New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is

John Hancock GA Senior Loan Trust
Notes to financial statements 6-30-23 (unaudited)

effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.

John Hancock GA Senior Loan Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

Recent Changes
The following information in this annual report is a summary of certain changes since December 31, 2022. This information may not reflect all of the changes that have occurred since you purchased shares of the fund.
Changes to Principal Investment Strategies Approved by the Board
On March 2, 2023, the Board of Trustees approved changes to the fund's principal investment strategies. In this regard, the fund's principal investment strategy disclosure has been revised to clarify that the fund may borrow money or leverage its investments for the purposes of funding investments in instances of short term liquidity needs.
Investment Objective
The fund’s investment objective is to generate current income.
Principal Investment Strategies
Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in senior loans. Senior loans include first and second lien term loans, delayed draw term loans, and revolving credit facilities. Senior loans do not include commercial mortgage loans (including subordinated real estate mezzanine financing). The fund will only invest in loans and commitments that are determined to be below investment-grade. The fund’s investment policies are based on credit quality at the time of purchase. Credit quality is determined by the Advisor. The fund may invest in loans with a maturity of up to nine years from the closing date of the loan. The Advisor typically expects to employ a buy-and-hold strategy. The fund may invest in loans either by transacting directly at the initial funding date or acquiring loans in secondary market transactions.
The fund may invest in loans secured by substantially all of the assets of the borrower and the other loan parties (subject to customary exceptions), including a pledge of the equity of the borrower and its subsidiaries.  While real property is not a primary source of collateral, occasionally mortgages are part of the collateral package if the borrower owns particularly valuable real property. The fund may also invest in subordinated debt obligations to the extent permitted by the fund’s investment restrictions.
The Advisor undertakes a comprehensive due diligence process, which includes a credit review and internal loan rating process as well as review of loan terms and collateral. The Advisor does not intend to cause the fund to borrow money or leverage its investments for the purpose of funding investments, other than in instances of short-term liquidity needs, and paying fund expenses.
Principal Risks
An investment in the fund is subject to investment and market risks, including the possible loss of the entire principal invested.
The fund’s main risks are listed below in alphabetical order, not in order of importance.
Changing distribution level & return of capital risk. There is no guarantee prior distribution levels will be maintained, and distributions may include a substantial tax return of capital. A return of capital is the return of all or a portion of a shareholder’s investment in the fund.
Credit and counterparty risk. The issuer or guarantor of a fixed-income security may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

John Hancock GA Senior Loan Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

Delayed funding loans and revolving credit facilities risk. Delayed funding loans and revolving credit facilities may have the effect of requiring the fund to increase its investment in a company at a time when it might not be desirable to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.
Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.
As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia's economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country's credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia's economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia's invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.
A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, and affect fund performance. For example, the coronavirus pandemic (COVID-19) has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls, and supply chain disruptions, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other preexisting political, social, and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.
Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payment or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance. Additionally, the value of inflation-indexed securities is subject to the effects of changes in market interest rates caused by factors other than inflation (“real interest rates”). Generally, when real interest rates rise, the value of inflation-indexed securities will fall and the fund's value may decline as a result of this exposure to these securities.

John Hancock GA Senior Loan Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.
LIBOR discontinuation risk.The publication of the London Interbank Offered Rate (LIBOR), which many debt securities, derivatives and other financial instruments have used or continue to use as the reference or benchmark rate for interest rate calculations, was discontinued for most maturities as of December 31, 2021, and is expected to be discontinued on June 30, 2023 for the remaining maturities. The transition process away from LIBOR may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, and the eventual use of an alternative reference rate may adversely affect the fund’s performance. In addition, the usefulness of LIBOR may deteriorate in the period leading up to its  discontinuation, which could adversely affect the liquidity or market value of securities that use LIBOR.
Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities.
Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.
Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.
Operational and cyersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.
Senior loans risk. Senior loans may be comparatively less liquid relative to markets for other more liquid fixed income securities. Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans difficult to value accurately or sell at an advantageous time or price than other types of securities or instruments. Senior loans may have extended trade settlement periods which may result in cash not being immediately available. If an issuer of a senior loan prepays or redeems the loan prior to maturity, the fund may have to reinvest the proceeds in other senior loans or similar instruments that may pay lower interest rates. Senior loans in which the fund invests may or may not be collateralized, although the loans may not be fully collateralized and the collateral may be unavailable or insufficient to meet the obligations of the borrower. The fund may have limited rights to exercise remedies against such collateral or a borrower, and loan agreements may impose certain procedures that delay receipt of the proceeds of collateral or require the fund to act collectively with other creditors to exercise its rights with respect to a senior loan.
Subordinated liens on collateral risk. Certain debt investments that the fund may make will be secured on a second priority basis by the same collateral securing senior secured debt of such companies. The first priority liens on the collateral will secure the fund’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by the fund under the agreements governing the debt. The holders of obligations secured by the first priority liens on the collateral will

John Hancock GA Senior Loan Trust
Investment objective, principal investment strategies, and principal risks (unaudited)

generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before the fund is so entitled. There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the debt obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral.

John Hancock GA Senior Loan Trust
More information

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on the SEC’s website, sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)Not applicable.

(b)Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "Nominating, Governance and Administration Committee Charter."

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant did not participate in securities lending activities.

ITEM 13. EXHIBITS.

(a)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "Nominating, Governance and Administration Committee Charter."

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock GA Senior Loan Trust

By:	/s/ Ian Roke
------------------------------
Ian Roke
President
Date:	August 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ian Roke
-------------------------------
Ian Roke
President
Date:	August 23, 2023
By:	/s/ Heidi Knapp
-------------------------------
Heidi Knapp
Treasurer and Chief Financial Officer
Date:	August 23, 2023